Condensed Consolidated Statement of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2015	$ (296,274)	$ 5,412	$ 295	$ 45,000	$ 400,832	$ (747,813)
Balance, Shares at Dec. 31, 2015		54,120,000	2,953,640
Sale of common stock	374,000	$ 617			373,383
Sale of common stock, Shares		6,167,500
Consultant fees payable with common shares	6,451			6,451
Consultant fees paid with common shares and warrants	87,173	$ 190		(45,000)	131,983
Consultant fees paid with common shares and warrants, Shares		1,900,000
Fair value of warrants and beneficial conversion feature allocated to proceeds of convertible notes payable	272,957				272,957
Shares and options issued pursuant to employee equity incentive plan	20,417	$ 61			20,356
Shares and options issued pursuant to employee equity incentive plan, Shares		612,500
Conversion of preferred shares to common shares		$ 295	$ (295)
Conversion of preferred shares to common shares, Shares		2,953,640	(2,953,640)
Net loss	(1,376,406)					(1,376,406)
Balance at Dec. 31, 2016	$ (911,682)	$ 6,575		$ 6,451	$ 1,199,511	$ (2,124,219)
Balance, Shares at Dec. 31, 2016		65,753,640
Sale of common stock	$ 759,264	$ 610			$ 758,654
Sale of common stock, Shares		6,096,197
Fair value of warrants allocated to proceeds of common stock	89,376				89,376
Fair value of warrants allocated to proceeds of convertible notes payable	73,696				73,696
Fair value of warrants issued pursuant to Amended Investment Agreement	153,625				153,625
Fair value of warrants issued to extend convertible notes payable	290,581				290,581
Consultant fees payable with common shares and warrants	53,928	$ 28		1,817	52,083
Consultant fees payable with common shares and warrants, Shares		276,850
Shares and options issued pursuant to employee equity incentive plan	20,810	$ 17		8	20,785
Shares and options issued pursuant to employee equity incentive plan, Shares		176,250
Net loss	(2,581,011)					(2,581,011)
Balance at Dec. 31, 2017	(2,051,413)	$ 7,230		8,276	2,638,311	(4,705,230)
Balance, Shares at Dec. 31, 2017		72,302,937
Sale of common stock	499,482	$ 511			498,971
Sale of common stock, Shares		631,204
Fair value of warrants allocated to proceeds of common stock	146,021				146,021
Fair value of warrants issued to extend related party notes payable	337,467				337,467
Fair value of warrants allocated to proceeds of convertible notes payable	10,199				10,199
Fair value of warrants issued for professional services	115,125				115,125
Fair value of warrants issued for professional services, Shares
Consultant fees payable with common shares and warrants	27,356	$ 28		(4,331)	31,659
Consultant fees payable with common shares and warrants, Shares
Shares and options issued pursuant to employee equity incentive plan	11,606	$ 26		(8)	11,588
Shares and options issued pursuant to employee equity incentive plan, Shares		75,000
Net loss	(2,391,357)					(2,391,357)
Balance at Jun. 30, 2018	$ (3,295,514)	$ 7,795		$ 3,937	$ 3,789,341	$ (7,096,587)
Balance, Shares at Jun. 30, 2018		73,009,141